Schedule of Investments (unaudited)
June 30, 2020
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 22.7%
ACADIA Pharmaceuticals, Inc.(a)	195,204	$ 9,461,538
Acceleron Pharma, Inc.(a)(b)	732,974	69,830,433
Acerta Pharma BV, Series B (Acquired 05/06/15, cost $17,141,679)(a)(c)(d)	297,971,595	39,210,082
Agios Pharmaceuticals, Inc.(a)(b)	472,069	25,246,250
Alector, Inc.(a)(b)	378,655	9,254,328
Alexion Pharmaceuticals, Inc.(a)	507,053	56,911,629
Allakos, Inc.(a)(b)	533,126	38,310,434
Allogene Therapeutics, Inc.(a)(b)	582,512	24,943,164
Alnylam Pharmaceuticals, Inc.(a)(b)	581,576	86,137,221
Amgen, Inc.	1,096,971	258,731,580
Apellis Pharmaceuticals, Inc.(a)(b)	394,304	12,877,969
Arcutis Biotherapeutics, Inc.(a)(b)	94,421	2,855,291
Arena Pharmaceuticals, Inc.(a)(b)	560,247	35,267,549
Atreca, Inc., Class A(a)(b)	342,563	7,289,741
Biogen, Inc.(a)	206,479	55,243,456
BioMarin Pharmaceutical, Inc.(a)(b)	1,085,094	133,835,494
Blueprint Medicines Corp.(a)	183,412	14,306,136
ChemoCentryx, Inc.(a)(b)	132,000	7,595,280
Corbus Pharmaceuticals Holdings, Inc.(a)	555,118	4,657,440
Dicerna Pharmaceuticals, Inc.(a)(b)	272,687	6,926,250
Eidos Therapeutics, Inc.(a)(b)	147,496	7,031,134
FibroGen, Inc.(a)(b)	113,518	4,600,885
Galapagos NV, ADR(a)(b)	116,688	23,021,376
Genfit, ADR(a)(b)	125,500	695,270
Genmab A/S(a)	273,821	92,330,565
Genmab A/S, ADR(a)(b)	837,371	28,378,503
Gilead Sciences, Inc.	1,472,779	113,315,616
Halozyme Therapeutics, Inc.(a)	493,660	13,235,025
Immunomedics, Inc.(a)(b)	605,061	21,443,362
Immunovant, Inc.(a)(b)	586,300	14,276,405
Incyte Corp.(a)	438,230	45,562,773
Intellia Therapeutics, Inc.(a)	261,944	5,506,063
Iovance Biotherapeutics, Inc.(a)(b)	588,834	16,163,493
Kodiak Sciences, Inc.(a)(b)	162,556	8,797,531
Krystal Biotech, Inc.(a)	90,060	3,730,285
Mersana Therapeutics, Inc.(a)	1,090,518	25,518,121
Mirati Therapeutics, Inc.(a)	95,099	10,857,453
Molecular Templates, Inc.(a)(b)	376,174	5,187,439
Neurocrine Biosciences, Inc.(a)	616,075	75,161,150
Passage Bio, Inc.(a)(b)	142,321	3,889,633
Principia Biopharma, Inc.(a)	80,453	4,810,285
RAPT Therapeutics, Inc.(a)	147,080	4,268,262
Regeneron Pharmaceuticals, Inc.(a)	237,670	148,222,895
Sarepta Therapeutics, Inc.(a)	165,117	26,474,860
Seattle Genetics, Inc.(a)	1,202,985	204,411,211
Syndax Pharmaceuticals, Inc.(a)	20,547	304,507
Vertex Pharmaceuticals, Inc.(a)	797,230	231,443,841
Vir Biotechnology, Inc.(a)(b)	238,551	9,773,434
		2,047,302,642
Diversified Financial Services — 0.1%
ARYA Sciences Acquisition Corp. II(a)	241,015	2,795,774
Longview Acquisition Corp.(a)	657,724	6,643,012
		9,438,786
Health Care Equipment & Supplies — 27.7%
Abbott Laboratories	4,619,571	422,367,377
ABIOMED, Inc.(a)(b)	204,814	49,474,870
Alcon, Inc.(a)(b)	2,218,441	127,161,038
Baxter International, Inc.	2,367,685	203,857,679
Becton Dickinson and Co.(b)	609,541	145,844,875
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(a)	7,118,202	$ 249,920,072
Edwards Lifesciences Corp.(a)	2,863,185	197,874,715
Envista Holdings Corp.(a)(b)	640,113	13,499,983
Intuitive Surgical, Inc.(a)(b)	262,886	149,800,329
Kangji Medical Holdings Ltd.(a)	5,034,659	18,378,893
Masimo Corp.(a)(b)	542,152	123,605,234
Medtronic PLC	2,520,413	231,121,872
Nevro Corp.(a)(b)	266,367	31,822,866
ResMed, Inc.(b)	485,347	93,186,624
SI-BONE, Inc.(a)	77,477	1,234,983
Silk Road Medical, Inc.(a)(b)	161,994	6,785,929
Stryker Corp.	1,126,594	203,000,973
Teleflex, Inc.(b)	340,940	124,095,341
Varian Medical Systems, Inc.(a)(b)	810,986	99,362,005
		2,492,395,658
Health Care Providers & Services — 18.2%
Amedisys, Inc.(a)	352,868	70,058,413
AmerisourceBergen Corp.	268,545	27,061,280
Anthem, Inc.	707,661	186,100,690
Arcutis Biotherapeutics, Inc., Series C (Acquired 10/08/19, cost $7,475,122)(a)(d)	642,542	19,273,690
Cardinal Health, Inc.	478,247	24,959,711
Centene Corp.(a)	1,554,900	98,813,895
Cigna Corp.	983,860	184,621,329
Encompass Health Corp.	764,565	47,349,510
Humana, Inc.	594,520	230,525,130
LHC Group, Inc.(a)(b)	378,686	66,012,543
McKesson Corp.	117,661	18,051,551
Oak Street Health LLC, Series III-E (Acquired 03/04/20, cost $10,075,391)(a)(c)(d)	64,466	10,075,391
Quest Diagnostics, Inc.	240,886	27,451,369
UnitedHealth Group, Inc.	2,117,473	624,548,661
		1,634,903,163
Health Care Technology — 2.0%
Livongo Health, Inc.(a)(b)	625,158	47,005,630
Teladoc Health, Inc.(a)	715,691	136,582,470
		183,588,100
Life Sciences Tools & Services — 7.0%
Agilent Technologies, Inc.	260,047	22,980,353
Avantor, Inc.(a)	2,442,010	41,514,170
Illumina, Inc.(a)	274,003	101,477,011
IQVIA Holdings, Inc.(a)	480,340	68,150,639
PPD, Inc.(a)(b)	1,490,091	39,934,439
Thermo Fisher Scientific, Inc.	727,578	263,630,613
WuXi AppTec Co. Ltd., H Shares(b)(e)	4,086,116	53,363,308
Wuxi Biologics Cayman, Inc.(a)(e)	2,203,000	40,437,422
		631,487,955
Pharmaceuticals — 20.8%
AstraZeneca PLC	285,687	29,732,603
Bristol-Myers Squibb Co.	3,116,389	183,243,673
Eisai Co. Ltd.	544,800	43,283,780
Eli Lilly and Co.	1,397,334	229,414,296
GlaxoSmithKline PLC	1,821,832	36,800,325
Hansoh Pharmaceutical Group Co. Ltd.(a)(e)	16,862,176	79,748,185
Hua Medicine(a)(b)(e)	13,366,370	12,210,038
Johnson & Johnson	2,894,122	407,000,377
Merck & Co., Inc.	1,892,801	146,370,301
Merck KGaA	464,636	54,105,621
MyoKardia, Inc.(a)	127,154	12,285,619
Nektar Therapeutics(a)	426,710	9,882,604
Pfizer, Inc.	5,772,018	188,744,989

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A(a)	53,946	$ 8,416,655
Roche Holding AG	224,979	77,943,871
Royalty Pharma PLC, Class A(a)	293,816	14,264,767
Sanofi	1,315,832	134,194,065
Sanofi, ADR	1,037,591	52,969,020
Tricida, Inc.(a)(b)	226,030	6,211,304
Urovant Sciences Ltd.(a)(b)	124,714	1,227,186
Zoetis, Inc.	1,022,750	140,157,660
		1,868,206,939
Total Common Stocks — 98.5% (Cost: $5,620,283,424)		8,867,323,243
	Par (000)
Other Interests
Afferent Pharmaceuticals, Inc., Series C, 0.00%(a)(c)	3,421	4,481,039
Total Other Interests — 0.1% (Cost: $0)		4,481,039
	Shares
Preferred Securities
Preferred Stocks — 0.1%
Biotechnology — 0.1%
Goldfinch Bio, Inc., Series B (Acquired 06/26/20, cost $2,768,121)(a)(c)(d)	2,345,865	2,768,121
Sigilon Therapeutics, Inc., Series B (Acquired 02/14/20, cost $4,608,000)(a)(c)(d)	768,000	4,592,640
		7,360,761
Pharmaceuticals — 0.0%
Annexon, Inc., Series D (Acquired 06/26/20, cost $3,589,917)(a)(c)(d)	2,524,200	3,589,917
		3,589,917
Total Preferred Securities — 0.1% (Cost: $10,966,038)		10,950,678
Total Long-Term Investments — 98.7% (Cost: $5,631,249,462)		8,882,754,960
Security	Shares	Value
Short-Term Securities(f)(g)
Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	102,910,098	$ 102,910,098
SL Liquidity Series, LLC, Money Market Series, 0.50%(h)	274,407,544	274,627,070
Total Short-Term Securities — 4.2% (Cost: $377,302,783)		377,537,168
Total Investments — 102.9% (Cost: $6,008,552,245)		9,260,292,128
Liabilities in Excess of Other Assets — (2.9)%		(261,678,649)
Net Assets — 100.0%		$ 8,998,613,479
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $79,509,841, representing 0.8% of its net assets as of period end, and an original cost of $45,658,230.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 09/30/19	Shares Purchased	Shares Sold	Shares Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	227,834,577	—	(124,924,479)(b)	102,910,098	$ 102,910,098	$ 858,828	$ 19	$ —
SL Liquidity Series, LLC, Money Market Series	159,577,658	114,829,886(b)	—	274,407,544	274,627,070	1,371,273(c)	(55,404)	206,197
					$ 377,537,168	$ 2,230,101	$ (55,385)	$ 206,197
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock Health Sciences Opportunities Portfolio
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Portfolio Abbreviation
ADR	American Depositary Receipt
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 1,915,761,995	$ 92,330,565	$ 39,210,082	$ 2,047,302,642
Diversified Financial Services	9,438,786	—	—	9,438,786
Health Care Equipment & Supplies	2,474,016,765	18,378,893	—	2,492,395,658
Health Care Providers & Services	1,605,554,082	19,273,690	10,075,391	1,634,903,163
Health Care Technology	183,588,100	—	—	183,588,100
Life Sciences Tools & Services	537,687,225	93,800,730	—	631,487,955
Pharmaceuticals	1,412,398,489	455,808,450	—	1,868,206,939
Other Interests	—	—	4,481,039	4,481,039
Preferred Securities	—	—	10,950,678	10,950,678
Short-Term Securities
Money Market Funds	102,910,098	—	—	102,910,098
	$ 8,241,355,540	$ 679,592,328	$ 64,717,190	8,985,665,058
Investments Valued at NAV(a)				274,627,070
				$ 9,260,292,128
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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